EQUITY - Share capital (Details) $ / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 17, 2023 CAD ($) shares	Apr. 17, 2023 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares
Shares issued
Shares issued - Lac Guret Property acquisition | $			$ 18,625,000
Number of shares issued	4,850,000	4,850,000
Share price per share | $ / shares		$ 4.55
Net proceeds	$ 29,600,000	$ 22		$ 29,565,000
Company incurred underwriter fees equal to gross proceeds	6.00%	6.00%
Authorized share capital
Share capital
Par value | $ / shares			$ 0
Shares issued
Balance at the beginning (in shares)			60,903,898	55,873,898
Shares issued from offering				4,850,000
Shares issued - Lac Guret Property acquisition | $			$ 6,208,210
Shares issued from Private Placements			83,432,538
Options exercised			137,500	180,000
Settlement of interest on Convertible Notes (in shares)			1,579,043
Balance at the end (in shares)			152,261,189	60,903,898